Significant accounting policies	12 Months Ended
May 31, 2020
Disclosure of initial application of standards or interpretations [abstract]
Disclosure of significant accounting policies [text block]
3.	Significant accounting policies

The significant accounting policies used by the Company are as follows:

a.	Revenue
Revenue is recognized when performance obligation under the terms of a contract with a customer are satisfied, which is upon the transfer of control of the contracted goods. Except for goods sold under bill-and-hold
arrangements, control is transferred when title and physical possession of the product has transferred to the customer, which is determined by respective shipping terms and certain additional considerations. Invoices are generally issued at the time of delivery (which is when the Company has satisfied its performance obligation under the arrangement). The Company does not have performance obligations subsequent to delivery on the sale of goods to customers and revenues from sale of goods are recognized at a “point in time”, which is upon passing of control to the customer.
Under
bill-and-hold
arrangements – whereby the Company bills a customer for product to be delivered at a later date – control typically transfers when the product is still in our physical possession, and title and risk of loss has passed to the customer. Revenue is recognized when all specific requirements for transfer of control under a bill-and-hold
arrangement have been met.
Amounts disclosed as net revenue are net of sales tax, duty tax, allowances, discounts and rebates.

b.	Cash and cash equivalents
Cash and cash equivalents are comprised of cash and highly liquid investments that are readily convertible into known amounts of cash and are subject to insignificant risk of changes in value.

c.	Marketable securities
Marketable securities are comprised of liquid investments in federal, provincial and/or corporate bonds with maturities less than 3.5 years. Marketable securities are recognized initially at fair value and subsequently adjusted to fair value through profit or loss (“FVTPL”).

d.	Inventory
Inventory is valued at the lower of cost and net realizable value. Purchased inventory is carried at cost and is determined using the weighted average method. The capitalized cost for produced inventory includes the direct and indirect costs initially capitalized to biological assets before the transfer to inventory. The capitalized cost also includes subsequent costs such as materials, labour and amortization expense on equipment involved in packaging, labelling and inspection. The total cost of inventory also includes a fair value adjustment which represents the fair value of the biological asset at the time of harvest. All direct and indirect costs related to inventory are capitalized as they are incurred, and they are subsequently recorded within ‘production costs’ on the statements of loss and comprehensive loss at the time cannabis is sold, the realized fair value amounts included in inventory sold are recorded as a separate line on the statements of loss and comprehensive loss.

e.	Biological assets
The Company’s biological assets consist of cannabis plants which are not yet harvested. These biological assets are measured at fair value less costs to sell. The Company capitalizes all related direct costs of growing materials as well as other indirect costs of production such as utilities and supplies used in the growing process. Indirect labour for individuals involved in the growing and quality control process is also included, as well as amortization on production equipment and overhead costs to the extent it is associated with the growing space. All direct and indirect costs of biological assets are capitalized as they are incurred, and subsequently transferred to inventory at the point of harvest. Unrealized fair value gains on growth of biological assets are recorded in a separate line on the face of the statements of loss and comprehensive loss and subsequently transferred to inventory at the point of harvest.

f.	Capital assets
Capital assets are stated at cost, net of accumulated amortization and accumulated impairment losses, if any.
Amortization is calculated using the following terms and methods:

Asset type	Amortization method	Amortization term
Land	Not amortized	No term
Production facility	Straight-line	15 – 20 years
Equipment	Straight-line	3 – 10 years
Leasehold improvements	Straight-line	Over lease term
Construction in progress	Not amortized	No term
Right-of-use assets	Straight-line	Over lease term
An item of equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying value of the asset) is included in the consolidated statements of loss and comprehensive loss in the year the asset is derecognized.
The assets’ residual values and useful lives are reviewed at each financial year end and adjusted prospectively if appropriate.

g.	Intangible assets
Intangible assets are stated at cost, net of accumulated amortization and accumulated impairment losses, if any.
Amortization is calculated using the following terms and methods:

Asset type	Amortization method	Amortization term
Customer relationships	Straight-line	3 – 10 years
Corporate website	Straight-line	2 years
Licences, permits & applications	Straight-line	90 months – indefinite
Non-compete agreements	Straight-line	Over term of non-compete
Intellectual property, trademarks & brands	Straight-line	15 months – 20 years
The estimated success of applications and useful life are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.
Following initial recognition, intangible assets with indefinite useful lives are carried at cost less any accumulated impairment losses.

h.	Goodwill
Goodwill represents the excess of the purchase price paid for the acquisition of subsidiaries over the fair value of the net tangible and intangible assets acquired. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses.

i.	Impairment of non-financial assets
Goodwill and intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.
For the purpose of testing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating unit, or “CGU”). An impairment loss is recognized for the amount, if any, by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of the asset’s fair value less cost to sell and the value in use (being the present value of expected future cash flows of the asset or CGU). Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount and the carrying amount that would have been recorded had no impairment loss been previously recognized, with the exception of goodwill and indefinite lived intangible assets.

j.	Income taxes
Income tax expense consisting of current and deferred tax expense is recognized in the consolidated statements of loss and comprehensive loss. Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.
Deferred tax assets and liabilities and the related deferred income tax expense or recovery are recognized for deferred tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted or substantively enacted tax rates expected to apply when the asset is realized or the liability settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that substantive enactment occurs.
A deferred tax asset is recognized to the extent that it is probable that future taxable income will be available against which the asset can be utilized.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

k.	Earnings per share
Basic earnings per share is calculated using the weighted average number of common shares outstanding during the year. The dilutive effect on earnings per share is calculated presuming the exercise of outstanding options, warrants, convertible debentures and similar instruments. It assumes that the proceeds of such exercise would be used to repurchase common shares at the average market price during the year. However, the calculation of diluted loss per share excludes the effects of various conversions and exercise of options and warrants that would be anti-dilutive.

l.	Share-based compensation
The Company has an omnibus long-term incentive plan which includes issuances of stock options, restricted share units and deferred share units in place. The Company measures equity settled share-based payments based on their fair value at the grant date and recognizes compensation expense over the vesting period based on the Company’s estimate of equity instruments that will eventually vest. Fair value is measured using the Black-Scholes option pricing model. Expected forfeitures are estimated at the date of grant and subsequently adjusted if further information indicates actual forfeitures may vary from the original estimate. Any revisions are recognized in the consolidated statements of loss and comprehensive loss such that the cumulative expense reflects the revised estimate.

m.	Research and development
Research costs are expensed as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development to use or sell the asset. Other development expenditures that do not meet the above criteria are recognized in the consolidated statements of loss and comprehensive loss as incurred.

n.	Leases
The Company assesses whether a contract is or contains a lease, at inception of a contract. The Company recognizes a right-of-use
asset and a corresponding lease liability with respect to all lease agreements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the Company recognizes the leases as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are assumed.
Lease liability
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. The incremental borrowing rate is defined as the rate of interest that the Company would have to pay to borrow, over a similar term and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use
asset in a similar economic environment.
Lease payments included in the measurement of the lease liability comprise:

•	fixed lease payments (including in-substance fixed payments), less any lease incentives;

•	variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;

•	the amount expected to be payable by the lessee under residual value guarantees;

•	the exercise of purchase options, if the lessee is reasonably certain to exercise the options; and

•	payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.
The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made. The Company remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use
asset) whenever:

•
the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

•
the lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).

•
a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

Right-of-use
assets
The
right-of-use
assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.
Whenever the Company incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognized and measured under IAS 37. The costs are included in the related right-of-use
asset, unless those costs are incurred to produce inventories.
Right-of-use
assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use
asset reflects that the Company expects to exercise a purchase option, the related right-of-use
asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.
The Company applies IAS 36 Impairment of Assets to determine whether a right-of-use
asset is impaired.
Variable rents that do not depend on an index or rate are not included in the measurement of the lease liability and the right-of-use
asset. The related payments are recognized as an expense in the period in which the event or condition that triggers those payments occurs and are included in the line administrative expenses in the consolidated statements of operations and comprehensive income.
As a practical expedient, IFRS 16 permits a lessee not to separate non-lease
components, and instead account for any lease and associated non-lease
components as a single arrangement. The Company has elected to use this practical expedient.

o.	Financial instruments
Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provision of the respective instrument.
Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities, other than financial assets and financial liabilities at FVTPL , are included in the initial carrying value of the related instrument and are amortized using the effective interest method. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at FVTPL are recognized immediately in profit or loss.
Fair value estimates are made at the consolidated statement of financial position date based on relevant market information and information about the financial instrument. The Company has made the following classifications:

Financial assets/liabilities	IFRS 9 Classification

Cash and cash equivalents	FVTPL
Marketable securities	FVTPL
Accounts receivable	amortized cost
Promissory notes receivable	amortized cost
Convertible notes receivable	FVTPL
Long-term investments	FVTPL
Bank indebtedness	amortized cost
Accounts payable and accrued liabilities	other financial liabilities
Income taxes payable	other financial liabilities
Lease liabilities	other financial liabilities
Long-term debt	other financial liabilities
Convertible debentures	FVTPL

(i)	FVTPL financial assets
Financial assets are classified as FVTPL when the financial asset is held for trading or it is designated as FVTPL. Financial assets classified as FVTPL are stated at fair value with any resulting gain or loss recognized in the consolidated statements of loss and comprehensive loss. Transaction costs are expensed as incurred.

(ii)	Amortized cost financial assets
Financial assets at amortized cost are
non-derivative
financial assets which are held within a business model whose objective is to hold assets to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. A financial asset is initially measured at fair value, including transaction costs and subsequently at amortized cost.

(iii)	Impairment of financial assets
Financial assets, other than those at FVTPL, are assessed for indicators of impairment at the end of each reporting period. Financial assets are impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the investment have been impacted.
The carrying amount of all financial assets, excluding trade receivables, is directly reduced by the impairment loss. The carrying amount of trade receivables is reduced through the use of an allowance account. When a trade receivable is considered uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in the consolidated statements of loss and comprehensive loss. With the exception of FVOCI equity instruments, if, in a subsequent period, the amount of the impairment loss decreases and the decrease relates to an event occurring after the impairment was recognized; the previously recognized impairment loss is reversed through the consolidated statements of loss and comprehensive loss.

(iv)	Financial liabilities and other financial liabilities
Financial liabilities are classified as either financial liabilities at FVTPL or at amortized cost. Financial liabilities at FVTPL are stated at fair value, with changes being recognized through the consolidated statements of loss and comprehensive loss. Other financial liabilities are initially measured at fair value, net of transaction costs, and are subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis.

(v)	Determination on fair value of long-term investments
All long-term investments (other than Level 3 warrants) are initially recorded at the transaction price, being the fair value at the time of acquisition. Thereafter, at each reporting period, the fair value of an investment is adjusted using one or more of the valuation indicators described below within the critical accounting estimates and judgements.

p.	Critical accounting estimates and judgments
The preparation of financial statements requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, and revenue and expenses. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the review affects both current and future periods.
Long-term investments and convertible notes receivable
The determination of fair value of the Company’s long-term investments and convertible notes receivable at other than initial cost is subject to certain limitations. Financial information for private companies in which the Company has investments may not be available and, even if available, that information may be limited and/or unreliable.

Use of the valuation approach described below may involve uncertainties and determinations based on the Company’s judgment and any value estimated from these techniques may not be realized or realizable.
Company-specific information is considered when determining whether the fair value of a long-term investment or convertible notes receivable should be adjusted upward or downward at the end of each reporting period. In addition to company-specific information, the Company will take into account trends in general market conditions and the share performance of comparable publicly-traded companies when valuing long-term investments and convertible notes receivable.
The fair value of long-term investments and convertible notes receivable may be adjusted if:

•
There has been a significant subsequent equity financing provided by outside investors at a valuation different than the current value of the investee company, in which case the fair value of the investment is set to the value at which that financing took place;

•
There have been significant corporate, political, or operating events affecting the investee company that, in management’s opinion, have a material impact on the investee company’s prospects and therefore its fair value. In these circumstances, the adjustment to the fair value of the investment will be based on management’s judgment and any value estimated may not be realized or realizable;

•	The investee company is placed into receivership or bankruptcy;

•	Based on financial information received from the investee company, it is apparent to the Company that the investee company is unlikely to be able to continue as a going concern;

•
Important positive/negative management changes by the investee company that the Company’s management believes will have a positive/negative impact on the investee company’s ability to achieve its objectives and build value for shareholders.

Adjustment to the fair value of a long-term investment and convertible notes receivable will be based upon management’s judgment and any value estimated may not be realized or realizable. The resulting values for non-publicly
traded investments may differ from values that would be realized if a ready market existed.
Biological assets and inventory
Management is required to make a number of estimates in calculating the fair value less costs to sell of biological assets and harvested cannabis inventory. These estimates include a number of assumptions such as estimating the stage of growth of the cannabis, harvesting costs, sales price, and expected yields.
Estimated useful lives, impairment considerations and amortization of capital and intangible assets
Amortization of capital and intangible assets is dependent upon estimates of useful lives based on management’s judgment.
Goodwill and indefinite life intangible asset impairment testing requires management to make estimates in the impairment testing model. On an annual basis, the Company tests whether goodwill and indefinite life intangible assets are impaired.
Impairment of definite long-lived assets is influenced by judgment in defining a CGU and determining the indicators of impairment, and estimates used to measure impairment losses
The recoverable value of goodwill, indefinite and definite long-lived assets is determined using discounted future cash flow models, which incorporate assumptions regarding future events, specifically future cash flows, growth rates and discount rates. The uncertainties of coronavirus’
(“COVID-19”)
impact on the future cash flow estimates are further described in Note 10.
Share-based compensation
The fair value of share-based compensation expenses are estimated using the Black-Scholes option pricing model and rely on a number of estimates, such as the expected life of the option, the volatility of the underlying share price, the risk free rate of return, and the estimated rate of forfeiture of options granted.

Business combinations
Judgement is used in determining whether an acquisition is a business combination or an asset acquisition. In determining the allocation of the purchase price in a business combination, including any acquisition-related contingent consideration, estimates including market based and appraisal values are used. The contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or liability is remeasured at subsequent reporting dates in accordance with IAS 39, or IAS 37, as appropriate, with the corresponding gain or loss being recognized in profit or loss.
The Company measures all assets acquired and liabilities assumed at their acquisition-date fair values.
Non-controlling
interests in the acquiree are measured on the basis of the
non-controlling
interests’ proportionate share of this equity in the acquiree’s identifiable net assets. Acquisition-related costs are recognized as expenses in the periods in which the costs are incurred and the services are received (except for the costs to issue debt or equity securities which are recognized according to specific requirements). The excess of the aggregate of (a) the consideration transferred to obtain control, the amount of any non-controlling
interest in the acquire over (b) the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed, is recognized as goodwill as of the acquisition date.
Convertible debentures
The fair value of the convertible debentures is determined using the quoted price in the over-the-counter
broker market. As the convertible debentures are classified as FVTPL, the subsequent interest as well as change in the fair value will flow through the consolidated statements of comprehensive income. There is judgement in assessing what portion of the gain/loss, if any, relates to the change in the Company’s own risk.

q.	New standards and interpretations applicable effective June 1, 2019
Adoption of IFRS 16 – Leases
IFRS 16 introduced a single,
on-balance
sheet accounting model for leases. The Company, as a lessee, has recognized right-of-use
assets representing its rights to use the underlying assets and lease liabilities representing its obligation to make lease payments.
The Company has applied IFRS 16 using the modified retrospective method and has elected to set the right-of-use
asset equal to the lease liability. As such the cumulative effect of initial application recognized in retained earnings at June 1, 2019 is nil. Accordingly, the comparative information presented for the prior period has not been restated and is presented as previously reported under IAS 17 and related interpretations.
Previously, the Company determined at contract inception whether an arrangement was or contained a lease under IFRIC 4 Determining Whether an Arrangement Contains a Lease. The Company now determines whether a contract is or contains a lease based on the new definition of a lease. Under IFRS 16, a contract is or contains a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.
The Company recognizes a
right-of-use
asset and a lease liability at the lease commencement date. The right-of-use
asset is Initially measured at cost, and subsequently at cost less any accumulated depreciation or impairment losses and adjusted for certain re-measurements
of the lease liability. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The Company primarily uses its incremental borrowing rate as the discount rate. The weighted average discount rate used was 5.0%. The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.
On transition to IFRS 16, the Company elected to apply the practical expedient to grandfather the assessment of which transactions represent leases. The Company applied IFRS 16 only to contracts that were previously identified as leases under IAS 17 and IFRIC 4. Therefore, the definition of a lease under IFRS 16 was applied only to contracts entered into, or changed, on or after June 1, 2019.

The Company used the following additional practical expedients:

•	Applied a single discount rate to a portfolio of leases with similar characteristics;

•
Applied the exemption not to recognize
right-of-use
assets and lease liabilities for short-term leases with terms less than 12 months and leases of low-value
assets. The Company recognizes the lease payments associated with these leases as an expense on a straight-line or other systematic basis over the lease term;

•	Excluded initial direct costs from the measurement of the right-of-use asset at the date of initial application;

•	Account for any lease and associated non-lease components as a single arrangement and

•	Used hindsight when determining the lease term if the contract contains options to extend or terminate the lease.
The Company has furthermore applied judgment to determine the applicable discount rate. The discount rate is based on the Company’s incremental borrowing rate and reflects the current market assessments of the time value of money and the associated risks for which the estimates of future cash flows have not been adjusted for.
With the election of the practical expedient methods on transition to IFRS 16, the Company recognized right-of-use
assets and corresponding lease liabilities of $8,606 on June 1, 2019 for a combination of vehicle and office lease agreements. The Company has recognized amortization expense of $1,455 and finance costs of $380 in the consolidated statements of loss and comprehensive loss for the year ended May 31, 2020.
Lease liabilities recognized in the consolidated statement of financial position on the date of transition:

Reconciliation of IFRS 16 transitional impact	June 1, 2019
Discounted using the incremental borrowing rate at the date of initial application	7,722
Adjustments for renewal options reasonably certain to be exercised	884

Lease liabilities recognized	$8,606

There are no other standards that are not yet effective and that would be expected to have a material impact on the Company in the current or future reporting periods and on foreseeable future transactions.
The Company has reclassified certain immaterial items on the comparative consolidated statements of financial position, consolidated statements of loss and comprehensive loss, and consolidated statements of cash flows to improve clarity.